UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 27, 2003
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	38

Form 13F Information Table Value Total: 	$69361
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M	COM	88579Y101	1495	11500	SH		SOLE		4600	0
	6900
ALLIANT TECH SYSTEMS		018804104	309	5727	SH		SOLE
	5700	0	27
ALTERA CORPORATION	COM	021441100	1879	138819	SH		SOLE
	40400	0	98419
AMERICAN POWER CONVERSION	COM	029066107	155	10900	SH
	SOLE		0	0	10900
AMGEN INC	COM	031162100	3222	56003	SH		SOLE
	16300	0	39703
BJ'S WHOLESALE CLUB	COM	05548J106	1385	122642	SH		SOLE
	40000	0	82642
CHUBB CORP.	COM	171232101	2045	46155	SH		SOLE
	13800	0	32355
CISCO SYSTEMS, INC.	COM	17275R102	2675	206096	SH		SOLE
	53600	0	152496
CONSTELLATION BRANDS INC.	COM	21036P108	731	32220	SH
	SOLE		13000	0	19220
COVANTA ENERGY CORP	COM	22281N103	0.3	28000	SH		SOLE
	0	0	28000
DANAHER CORP.	COM	235851102	3223	49015	SH		SOLE
	13350	0	35665
EMC CORP.	COM	268648102	1981	274124	SH		SOLE
	65900	0	208224
FANNIE MAE	COM	313586109	209	3200	SH		SOLE		0
	0	3200
FIRST ENERGY CORP.	COM	337932107	1338	42500	SH		SOLE
	15000	0	27500
FLEET BOSTON FINANCIAL CORP.	COM	339030108	2279	95458	SH
	SOLE		27900	0	67558
GENERAL ELECTRIC COMPANY	COM	369604103	2466	96730	SH
	SOLE		26300	0	70430
GIVEN IMAGING LTD. 	COM	M52020100	393	45189	SH		SOLE
	0	0	45189
HONEYWELL INC.	COM	438516106	2047	95858	SH		SOLE
	28000	0	67858
INTL BUSINESS MACHINES CORP.	COM	459200101	3659	46664	SH
	SOLE		11500	0	35164
JOHNSON & JOHNSON	COM	478160104	3888	67188	SH		SOLE
	16000	0	51188
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	2869	49690	SH
	SOLE		14700	0	34990
LIBERATE TECHNOLOGIES	COM	530129105	22	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	3035	63832	SH
	SOLE		17200	0	46632
M & T BANK CORP.	COM	55261F104	1406	17900	SH		SOLE
	6600	0	11300
MERCK & CO., INC.	COM	589331107	2995	54675	SH		SOLE
	13800	0	40875
MERRILL LYNCH & CO.	COM	590188108	2299	64957	SH		SOLE
	19600	0	45357
NABORS INDUSTRIES INC.	COM	629568106	3010	75517	SH
	SOLE		20700	0	54817
NOBLE DRILLING CO.	COM	655042109	2955	94065	SH		SOLE
	23400	0	70665
ORACLE CORP.	COM	68389X105	133	12323	SH		SOLE
	0	0	12323
OXFORD HEALTH PLANS	COM	691471106	2546	83872	SH		SOLE
	25300	0	58572
PFIZER INC.	COM	717081103	261	8387	SH		SOLE		0
	0	8387
QUALCOMM INC.	COM	747525103	2866	79636	SH		SOLE
	22500	0	57136
STRYKER CORP.	COM	863667101	3724	54250	SH		SOLE
	12000	0	42250
SUN MICROSYSTEMS, INC.	COM	866810104	1458	447270	SH
	SOLE		153500	0	293770
TARGET CORP.	COM	87612E106	2260	77267	SH		SOLE
	20400	0	56867
WALMART STORES INC	COM	931142103	871	16745	SH		SOLE
	16700	0	45
WELLS FARGO CO.	COM	949746101	211	4700	SH		SOLE
	0	0	4700
WASHINGTON POST	COM	939640108	238	350	SH		SOLE
	0	0	350
ISHARES PACIFIC EX-JAPAN	COM	464286665	823	15985	SH
	SOLE		0	0	15985